Stockholders' Equity - Schedule of Stockholders' Compensation (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Dividends	R$ 0.0150	R$ 150	R$ 150
Dividends	0.0150	150	150
Dividends provision	0.7869	0.6240	0.1304
Interest on capital		0.1252	3,990
Interest on capital	0.0376	0.0106	0.1445
Identified in Profit Reserve In Stockholders' Equity	R$ 1.0067	R$ 1.8001	R$ 2.1126
Paid / prepaid, Gross	R$ 9,274	R$ 5,921	R$ 3,666
Dividends-paid, Gross	7,668		1,074
Accrued (Recorded in Other Liabilities)	512	248	1,877
Interest on capital-paid	366	811	2,592
Identified in Profit Reserve In Stockholders' Equity	9,811	17,498	13,658
Declared (Recorded in Other Liabilities)	146	145	98
Dividends provision		4,041
Interest on capital - credited		103	936
Total,Gross	19,597	23,667	19,201
Accrued (Recorded in Other Liabilities)	(55)	(15)	(140)
Paid / prepaid		(122)	(389)
Interest on capital, WHT	(55)	(122)	(389)
Interest on capital, WHT		(15)	(140)
Identified in Profit Reserve In Stockholders' Equity	(765)	(1,093)	(1,114)
Total, WHT	(820)	(1,230)	(1,643)
Accrued (Recorded in Other Liabilities)	457	233	1,737
Paid / prepaid	9,274	5,799	3,277
Dividends - 1 monthly installment paid on 01/02/2017	146	145	98
Dividends - 11 monthly installments paid from February to December 2016	1,606	1,069	1,074
Dividends provision		4,041	843
Interest on capital - paid on 08/25/2016	311	689	2,203
Interest on capital - credited		88	796
Identified in Profit Reserve In Stockholders' Equity	9,046	16,405	12,544
Total	R$ 18,777	R$ 22,437	R$ 17,558